RECEIVABLES (Schedule of receivables) (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Jan. 31, 2024
Receivables [Abstract]
Taxes receivable	$ 51,868	$ 16,368	$ 13,829
Trade receivables	124,827	238,023	189,192
Total receivables	$ 176,695	$ 254,391	$ 203,021